PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2018
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Mine development properties US$000	Mine plant and equipment US$000	Other plant and equipment US$000	Total US$000

2018
Net book value at July 1, 2017	25,969	-	99	26,068
Additions	16,127	16,883	-	33,010
Depreciation charges [1]	-	-	(13)	(13)
Net book value at June 30, 2018	42,096	16,883	86	59,065
- at cost	42,096	16,883	204	59,183
- accumulated depreciation and impairment		-	(118)	(118)

2017
Net book value at July 1, 2016	-	-	120	120
Transfer from exploration and evaluation assets [2]	15,336	-	-	15,336
Additions	4,633	-	-	4,633
Amended acquisition consideration [3]	6,000	-	-	6,000
Depreciation charges [1]	-	-	(21)	(21)
Net book value at June 30, 2017	25,969	-	99	26,068
- at cost	25,969	-	204	26,173
- accumulated depreciation and impairment	-	-	(105)	(105)

2016
Net book value at July 1, 2015	-	-	145	145
Additions	-	-	52	52
Disposals	-	-	(47)	(47)
Depreciation charges	-	-	(30)	(30)
Net book value at June 30, 2016	-	-	120	120
- at cost	-	-	196	196
- accumulated depreciation and impairment	-	-	(76)	(76)

Notes:

[1]
No depreciation is recognised in respect of ‘mine development properties’ or ‘mine plant and equipment’ until mining operations have commenced. The associated assets were not available for intended use at June 30, 2018.

[2]
During the 2017 financial year, the Group made a decision to proceed with development of the Poplar Grove Mine, located within the Buck Creek Complex. Accumulated exploration and evaluation expenditure in respect of the Buck Creek Complex was transferred to ‘mine development properties’ and ‘advance royalties’ (as appropriate).

[3]
During the 2017 financial year, the Group amended the terms of the final vendor payment required as part of the Company’s original acquisition of the Buck Creek coal leases in 2012 (“Acquisition”). The Acquisition previously required the Company to pay a final vendor payment of US$12 million (“Final Payment”) to complete the acquisition. The Final Payment was reduced to US$6 million. No liability was previously recorded for the US$12 million payment, as this was to be paid at the Group’s option only if it elected to complete the transaction. The US$6 million Final Payment was recorded as a liability with a corresponding increase to ‘mine development properties’. During the 2017 financial year, the Group paid the first instalment of the Final Payment, being US$2.25 million, and the final instalment of US$3.75 million has was paid during the 2018 financial year (refer Note 12).